Taxation (Details 3) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax rates and tax holiday	(2.30%)	(8.10%)	8.30%
Tax effect of tax-exempt entities (as a percent)	(16.80%)	3.70%	(1.90%)
Effect on tax rates in different tax jurisdiction (as a percent)	(0.50%)	(3.90%)	2.20%
Tax effect of non-deductible expenses (as a percent)	0.50%	5.70%	(42.40%)
Tax effect of non-taxable income (as a percent)	0.00%	(1.00%)	3.80%
Tax effect of Super Deduction and others (as a percent)	(4.20%)	(13.20%)	53.90%
Changes in valuation allowance (as a percent)	1.20%	5.00%	(66.90%)
Effective tax rates (as a percent)	2.90%	13.20%	(18.00%)
Effect of tax holiday
Tax holiday effect	¥ 1,153,349	¥ 1,115,598	¥ 198,118
Effect of tax holiday on basic net income/(loss) per share	¥ 0.38	¥ 0.38	¥ 0.07
Effect of tax holiday on diluted net income/(loss) per share	¥ 0.37	¥ 0.38	¥ 0.07
Deferred tax assets
Net operating loss carry forwards and others	¥ 3,144,116	¥ 2,775,074
Deferred revenues	208,335	137,128
Inventory valuation allowance	498,010	271,605
Allowance for doubtful accounts	382,459	214,932
Unrealized fair value losses for certain investments	588,690	356,259
Less: valuation allowance	(4,288,864)	(3,674,442)	¥ (2,996,294)	¥ (1,480,570)
Net deferred tax assets	532,746	80,556
Deferred tax liabilities
Intangible assets arisen from business combination	1,560,099	748,691
Accelerated tax depreciation and others	361,732	590,297
Total deferred tax liabilities	1,921,831	¥ 1,338,988
Company's subsidiaries incorporated in Singapore and Hong Kong
Net operating loss carry forwards
Net operating loss carry forwards	7,246,591
Company's subsidiaries, consolidated VIEs and VIEs' subsidiaries established in PRC and Indonesia
Net operating loss carry forwards
Net operating loss carry forwards	¥ 8,102,332